Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax provision	$ 944,494	$ 944,494	$ 944,494
Draft Kings Inc
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at statutory rate			(29,863,000)	$ (15,984,000)	$ (25,400,000)
Prior year provision true-ups			3,164,000	(157,000)	982,000
State taxes, net of federal benefit			(7,522,000)	(7,525,000)	(2,769,000)
Certain stock-based compensation expenses			2,412,000	430,000	536,000
Non-deductible lobbying expenses			1,885,000	1,352,000	2,505,000
Non-deductible acquisition expenses			2,068,000
Change in valuation allowance			19,988,000	21,584,000	(66,370,000)
Impact of federal rate change on net deferred taxes					90,889,000
Net operating loss write-off			7,246,000
Other			680,000	405,000	(163,000)
Income tax provision			$ 58,000	$ 105,000	$ 210,000